Taxation (Current and Deferred Portion of Income Tax Expense and Benefit) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Taxation [Abstract]
Current tax provision		¥ 63,527	¥ 91,403	¥ 93,289
Deferred tax expense/ (benefits)		7,876	6,680	(4,713)
Income tax expenses	$ 11,023	¥ 71,403	¥ 98,083	¥ 88,576